Share-based payments - Share options and awards (Details) £ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2021 GBP (£) shares £ / shares	Dec. 31, 2020 GBP (£) shares £ / shares	Dec. 31, 2019 shares
Share value plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award granted in year | £	£ 1.62	£ 1.06
Weighted average share price at exercise/release during year | £ / shares	£ 1.76	£ 1.24
Weighted average remaining contractual life	1 year	1 year
Number of options/ awards outstanding | shares	413,859	416,941	331,491
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options/ awards outstanding | shares	335,976	356,033	232,259
Others | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award granted in year | £	£ 0.64	£ 0.23
Weighted average share price at exercise/release during year | £ / shares	£ 1.75	£ 1.04
Weighted average remaining contractual life	0 years	0 years
Others | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award granted in year | £	£ 1.80	£ 1.24
Weighted average share price at exercise/release during year | £ / shares	£ 1.92	£ 1.68
Weighted average remaining contractual life	3 years	3 years